Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information
Entity Registrant Name	Oncologix Tech Inc.
Entity Central Index Key	0000799694
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Amendment Description	This current report on Form 8-K is being amended to include the financial statements and Pro Forma financial information required by Regulation S-K.